UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

 68137

(Address of principal executive offices)

(Zip code)

James Ash

         Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

        (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

04/30

Date of reporting period: 1/31/12

Item 1.  Schedule of Investments.

Pacific Financial Core Equity Fund
PORTFOLIO OF INVESTMENTS
Janaury 31, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 95.9%
	EQUITY FUNDS - 95.9%
58,044	iShares Morningstar Mid Core Index Fund	$ 5,291,291
150,345	iShares S&P 500 Index Fund	19,810,961
217,507	iShares S&P 500 Value Index Fund	13,196,150
40,703	iShares S&P MidCap 400/BARRA Value Index Fund	3,288,802
45,405	iShares S&P SmallCap 600 Index Fund	3,305,484
43,832	iShares S&P SmallCap 600 Value Index Fund	3,298,796
109,258	Powershares QQQ Trust Series 1	6,611,201
133,659	Rydex S&P Midcap 400 Pure Value ETF	4,577,821
52,322	SPDR Dow Jones Industrial Average ETF Trust	6,594,665
	TOTAL EXCHANGE TRADED FUNDS (Cost - $62,447,897)	65,975,171

	SHORT-TERM INVESTMENTS - 0.9%
	MONEY MARKET FUND - 0.9%
621,986	Milestone Treasury Obligations Portfolio, 0.01%** (Cost $621,986)	621,986

	TOTAL INVESTMENTS - 96.8% (Cost - $69,069,883) (a)	$ 66,597,157
	OTHER ASSETS LESS LIABILITIES - 3.2%	2,225,492
	TOTAL NET ASSETS - 100.0%	$ 68,822,649

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 3,527,274
	Unrealized depreciation	-
	Net unrealized appreciation	$ 3,527,274

** Money market fund; interest rate reflects seven day effective yield on January 31, 2012.

Pacific Financial Explorer Fund
PORTFOLIO OF INVESTMENTS
Janaury 31, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 100.1%
	CONSUMER GOODS/STAPLES - 4.0%
22,888	PowerShares S&P SmallCap Consumer Staples Portfolio	$ 730,356
11,781	Rydex S&P Equal Weight Consumer Staples ETF	739,258
		1,469,614
	ENERGY - 9.9%
27,154	iShares Dow Jones US Energy Sector Index Fund	1,101,638
61,334	PowerShares Dynamic Energy Exploration & Production Portfolio	1,472,629
30,396	PowerShares S&P SmallCap Energy Portfolio	1,100,335
		3,674,602
	FINANCIAL SERVICES - 9.1%
79,076	Financial Select Sector SPDR Fund	1,111,809
28,836	Rydex S&P Equal Weight Financial ETF	743,392
50,031	Vanguard Financials ETF	1,486,921
		3,342,122
	HEALTH & BIOTECHNOLOGY - 12.9%
38,863	First Trust Health Care AlphaDEX Fund	1,113,036
20,796	Health Care Select Sector SPDR Fund	744,497
3,188	iShares Nasdaq Biotechnology Index Fund	369,808
12,829	Powershares Dynamic Pharmaceuticals Portfolio	371,143
34,037	PowerShares S&P SmallCap Health Care Portfolio	1,113,010
15,027	Rydex S&P Equal Weight Healthcare ETF	1,064,062
		4,775,556
	INDEX - 16.1%
46,537	First Trust Materials AlphaDEX Fund	1,114,561
41,581	Industrial Select Sector SPDR Fund	1,505,232
11,751	iShares Dow Jones Transportation Average Index Fund	1,114,465
16,095	iShares Dow Jones US Consumer Goods Sector Index Fund	1,112,486
16,232	iShares Dow Jones US Industrial Sector Index Fund	1,110,106
		5,956,850

	INDUSTRIAL MATERIALS - 1.0%
4,506	Vanguard Materials ETF	368,816

	INTERNET & TELECOMMUNICATIONS - 4.0%
52,680	Powershares Dynamic Media Portfolio	736,466
27,775	Powershares Dynamic Networking Portfolio *	743,259
		1,479,725
	LEISURE INDUSTRY - 2.0%
17,971	Consumer Discretionary Select Sector SPDR Fund	742,562

	REAL ESTATE - 14.0%
15,012	iShares Cohen & Steers Realty Majors Index Fund	1,117,493
27,069	iShares Dow Jones US Home Construction Index Fund	353,521
40,648	iShares FTSE NAREIT Residential Plus Capped Index Fund	1,873,466
13,985	PowerShares Active US Real Estate Fund	745,261
58,195	SPDR S&P Homebuilders ETF	1,085,337
		5,175,078
	RETAIL - 4.0%
15,999	PowerShares Dynamic Retail Portfolio	368,457
20,019	SPDR S&P Retail ETF	1,104,048
		1,472,505
	TECHNOLOGY - 20.1%
16,425	First Trust Technology AlphaDEX Fund *	363,321
27,024	iShares Dow Jones US Technology Sector Index Fund	1,869,791
23,411	Powershares Dynamic Semiconductors Portfolio	359,593
84,730	PowerShares S&P SmallCap Information Technology Portfolio	2,580,029
69,228	Technology Select Sector SPDR Fund	1,872,617
6,044	Vanguard Telecommunication Services ETF	371,827
		7,417,178
	UTILITY - 3.0%
10,554	Utilities Select Sector SPDR Fund	366,013
9,878	Vanguard Utilities ETF	732,157
		1,098,170

	TOTAL EXCHANGE TRADED FUNDS (Cost - $36,414,363)	36,972,778

	SHORT-TERM INVESTMENTS - 1.6%
	MONEY MARKET FUND - 1.6%
601,538	Milestone Treasury Obligations Portfolio, 0.01%** ( Cost $601,538)	601,538

	TOTAL INVESTMENTS - 101.7% (Cost - $37,015,901)	$ 37,574,316
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)%	(624,196)
	TOTAL NET ASSETS - 100.0%	$ 36,950,120

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 737,736
	Unrealized depreciation	(179,321)
	Net unrealized appreciation	$ 558,415

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on January 31, 2012.

Pacific Financial International Fund
PORTFOLIO OF INVESTMENTS
January 31, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 29.4%
	AUSTRAILIA - 5.1%
4,415	CurrencyShares Australian Dollar Trust	$ 470,286

	BRAZIL - 1.0%
1,419	iShares MSCI Brazil Index Fund	93,086

	CHINA - 4.1%
16,097	Global X China Financials ETF	189,339
16,335	Global X China Industrials ETF	188,408
		377,747
	EMERGING MARKETS - 3.0%
8,236	Global X EM Value	189,922
2,345	Guggenheim BRIC ETF	92,721
		282,643
	INTERNATIONAL - 16.2%
5,359	iShares MSCI EAFE Index Fund	279,418
16,978	PowerShares Global Agriculture Portfolio	491,513
14,564	Vanguard MSCI Pacific ETF	739,269
		1,510,200

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,693,178)	2,733,962

	OPEN ENDED MUTUAL FUNDS - 70.1%
	GLOBAL - 48.4%
106,867	Artisan Global Value Fund *	1,108,209
26,521	Dreyfus Worldwide Growth Fund, Inc.	1,115,721
43,330	DWS RREEF Global Infrastructure Fund	457,564
48,190	John Hancock Funds III - Global Shareholder Yield Fund	453,945
29,942	MainStay Epoch Global Equity Yield Fund	457,808
38,013	Virtus Global Infrastructure Fund	454,631
52,830	Virtus Global Opportunities Fund	458,565
		4,506,443
	INTERNATIONAL - 21.7%
38,796	MFS Research International Fund	563,323
76,045	Munder International Small-Mid Cap Fund *	550,568
64,830	Thornburg International Growth Fund *	912,807
		2,026,698

	TOTAL OPEN ENDED MUTUAL FUNDS (Cost - $6,588,089)	6,533,141

	SHORT-TERM INVESTMENTS - 5.3%
	MONEY MARKET FUND - 5.3%
497,764	Milestone Treasury Obligations Portfolio, 0.01%** (Cost $497,764)	497,764

	TOTAL INVESTMENTS - 104.8% (Cost - $9,779,031)	$ 9,764,867
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.8)%	(450,002)
	TOTAL NET ASSETS - 100.0%	$ 9,314,865

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 106,166
	Unrealized depreciation	(120,330)
	Net unrealized depreciation	$ (14,164)

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on Janaury 31, 2012.

Pacific Financial Strategic Conservative Fund
PORTFOLIO OF INVESTMENTS
Janaury 31, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 25.1%
	DEBT FUNDS - 25.1%
88,758	iShares Barclays Aggregate Bond Fund	$ 9,856,576
34,021	iShares Barclays Intermediate Government/Credit Bond Fund	3,820,558
	TOTAL EXCHANGE TRADED FUNDS (Cost - $13,511,182)	13,677,134

	OPEN ENDED MUTUAL FUNDS - 72.7%
	DEBT MUTUAL FUNDS - 72.7%
408,673	Baird Aggregate Bond Fund	4,397,319
1,144,099	DoubleLine Core Fixed Income Fund	12,676,612
934,053	DoubleLine Total Return Bond Fund	10,405,350
250,219	Fidelity Total Bond Fund	2,759,914
336,803	Ivy Municipal High Income Fund	1,761,482
273,369	JPMorgan Core Bond Fund	3,258,558
93,601	PIMCO Income Fund	1,037,097
245,512	PIMCO Total Return Fund	2,730,096
17,130	Scout Core Plus Bond Fund	554,323
	TOTAL MUTUAL FUNDS (Cost - $39,336,021)	39,580,751

	TOTAL INVESTMENTS - 97.8% (Cost - $52,847,203)	$ 53,257,885
	OTHER ASSETS LESS LIABILITIES - 2.2%	1,218,723
	TOTAL NET ASSETS - 100.0%	$ 54,476,608

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 510,750
	Unrealized depreciation	(100,068)
	Net unrealized appreciation	$ 410,682

Pacific Financial Tactical Fund
PORTFOLIO OF INVESTMENTS
January 31, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 7.9%
	DEBT FUND - 7.9%
21,401	iShares Barclays Short Treasury Bond Fund (Cost $2,359,472)	$ 2,358,604

	OPEN ENDED MUTUAL FUNDS - 91.6%
	DEBT FUND MUTUAL FUNDS - 91.6%
326,187	DoubleLine Core Fixed Income Fund	3,614,155
359,634	Federated Adjustable Rate Securities Fund	3,535,205
220,720	Federated US Government Securities Fund: 1-3 Years	2,399,226
635,034	FPA New Income, Inc.	6,775,809
293,167	Franklin Limited Maturity U.S. Government Securities Fund	3,048,934
1,164,782	Homestead Short-Term Bond Fund	5,998,627
214,874	JPMorgan Treasury & Agency Fund	2,099,316

	TOTAL OPEN ENDED MUTUAL FUNDS (Cost - $27,551,729)	27,471,272

	SHORT-TERM INVESTMENTS - 0.9%
	MONEY MARKET FUND - 0.9%
285,105	Milestone Treasury Obligations Portfolio, 0.01%** (Cost $285,105)	285,105

	TOTAL INVESTMENTS - 100.4% (Cost - $30,196,306)	$ 30,114,981
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(120,694)
	TOTAL NET ASSETS - 100.0%	$ 29,994,287

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 44,558
	Unrealized depreciation	(125,883)
	Net unrealized depreciation	$ (81,325)

** Money market fund; interest rate reflects seven day effective yield on January 31, 2012.

Pacific Financial Funds
PORTFOLIO OF INVESTMENTS (Continued)
Janaury 31, 2012 (Unaudited)

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2012 for the Funds’ assets and liabilities measured at fair value:

Pacific Financial Core Equity Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 65,975,171	$ -	$ -	$ 65,975,171
Short-Term Investments	621,986	-	-	621,986
Total	$ 66,597,157	$ -	$ -	$ 66,597,157

Pacific Financial Explorer Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 36,972,778	$ -	$ -	$ 36,972,778
Short-Term Investments	601,538	-	-	601,538
Total	$ 37,574,316	$ -	$ -	$ 37,574,316

Pacific Financial International Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 2,733,962	$ -	$ -	$ 2,733,962
Open Ended Mutual Funds	6,533,141	-	-	6,533,141
Short-Term Investments	497,764	-	-	497,764
Total	$ 9,764,867	$ -	$ -	$ 9,764,867

Pacific Financial Strategic Conservative Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 13,677,134	$ -	$ -	$ 13,677,134
Open Ended Mutual Funds	39,580,751	-	-	39,580,751
Total	$ 53,257,885	$ -	$ -	$ 53,257,885

Pacific Financial Tactical Fund Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 2,358,604	$ -	$ -	$ 2,358,604
Open Ended Mutual Funds	27,471,272	-	-	27,471,272
Short-Term Investments	285,105	-	-	$ 285,105
Total	$ 30,114,981	$ -	$ -	$ 30,114,981

The Funds did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds' policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

3/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

3/28/12

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

3/28/12